Net fees and commission income	12 Months Ended
Dec. 31, 2017
Details of Net fees and commission income [Abstract]
Net fees and commission income
33.	Net fees and commission income

Net fees and commission income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Fees and commission income:
Credit placement fees	~~W~~	74,769	74,352	59,133
Commission received as electronic charge receipt		136,991	137,213	142,755
Brokerage fees		410,682	333,722	373,108
Commission received as agency		167,137	131,026	129,460
Investment banking fees		79,840	66,150	66,191
Commission received in foreign exchange activities		162,989	182,975	197,705
Asset management fees		86,144	115,574	190,802
Credit card fees		2,351,140	2,343,255	2,369,745
Others		426,837	419,329	516,056

		3,896,529	3,803,596	4,044,955
Fees and commission expense:
Credit-related fee		(43,337)	(32,401)	(35,665)
Credit card fees		(1,848,510)	(1,899,339)	(1,988,826)
Others		(383,703)	(306,317)	(309,510)

		(2,275,550)	(2,238,057)	(2,334,001)

Net fees and commission income	~~W~~	1,620,979	1,565,539	1,710,954